Other Income and Expense (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 25, 2010		Dec. 26, 2009
Other income and expense:
Other income (expense), net	$ (11.0)		$ 43.9		$ 49.4
Gain (loss) from Foster's swap and related financial instruments
Other income and expense:
Other income (expense), net	0.8	[1]	47.9	[1]	0.7	[1]
Gain (loss) from foreign exchange and derivatives
Other income and expense:
Other income (expense), net	(6.9)		(3.4)		5.4
Gain on sale of Montreal Canadiens
Other income and expense:
Other income (expense), net	0	[2]	0	[2]	46.0	[2]
Equity income (loss) of Montreal Canadiens
Other income and expense:
Other income (expense), net	0		0		(1.2)
Environmental reserve
Other income and expense:
Other income (expense), net	(0.2)		0.2		(1.5)
Losses on non-operating leases
Other income and expense:
Other income (expense), net	(0.9)		(1.0)		(3.6)
Loss Related To Change In Designation Of Cross Currency Swaps [Member]
Other income and expense:
Other income (expense), net	(6.7)	[3]	0	[3]	0	[3]
Other, net
Other income and expense:
Other income (expense), net	$ 2.9	[4]	$ 0.2	[4]	$ 3.6	[4]

[1]	During the third quarter of 2008, we entered into a cash settled total return swap with Deutsche Bank in order to gain an economic interest exposure to Foster's Group Limited's ("Foster's") stock (ASX:FGL) (see Note 18, "Derivative Instruments and Hedging Activities"). During the third quarter of 2010, we accelerated the maturity dates of our total return swaps related to Foster's stock, and the majority of these swaps were settled prior to year end 2010. Simultaneously, we entered into a series of option contracts to limit our exposure to future changes in Foster's stock price, effectively fixing a range of settlement values for our remaining open swap positions. The remaining total return swaps and related options matured in January of 2011. Proceeds from these settlements are included within Cash flows from investing activities.
[2]	See Note 4, "Investments" under the "Montreal Canadiens" sub-heading for further discussion.
[3]	See Note 18, "Derivative Instruments and Hedging Activities" under "Cross Currency Swaps" sub-heading for further discussion.
[4]	This includes gains of $1.0 million in 2011 and $0.5 million in 2010 related to sales of non-core real estate to related but unconsolidated parties. During 2010, we sold the historic Coors family home in Golden, Colorado, to the Adolph Coors Company LLC for $0.5 million and during 2011, we sold non-core real estate in Golden to MillerCoors for $1.0 million. The selling price in both instances was based on a market appraisal by an independent third party.